Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,492,509.30

Principal:
Principal Collections	$19,280,279.28
Prepayments in Full	$11,286,009.89
Liquidation Proceeds	$221,571.84
Recoveries	$60,141.59
Sub Total	$30,848,002.60
Collections	$32,340,511.90

Purchase Amounts:
Purchase Amounts Related to Principal	$142,033.06
Purchase Amounts Related to Interest	$277.20
Sub Total	$142,310.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,482,822.16

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,482,822.16
Servicing Fee	$610,902.39	$610,902.39	$0.00	$0.00	$31,871,919.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,871,919.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,871,919.77
Interest - Class A-3 Notes	$111,868.90	$111,868.90	$0.00	$0.00	$31,760,050.87
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$31,704,925.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,704,925.87
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$31,681,901.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,681,901.70
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$31,663,697.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,663,697.03
Regular Principal Payment	$28,406,921.00	$28,406,921.00	$0.00	$0.00	$3,256,776.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,256,776.03
Residual Released to Depositor	$0.00	$3,256,776.03	$0.00	$0.00	$0.00

Total		$32,482,822.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,406,921.00
Total					$28,406,921.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,406,921.00	$62.42	$111,868.90	$0.25	$28,518,789.90	$62.67
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$28,406,921.00	$21.59	$208,222.74	$0.16	$28,615,143.74	$21.75

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$447,475,612.80	0.9833332	$419,068,691.80	0.9209087
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$648,265,612.80	0.4926480	$619,858,691.80	0.4710602

Pool Information
Weighted Average APR	2.334%	2.331%
Weighted Average Remaining Term	44.34	43.51
Number of Receivables Outstanding	29,230	28,442
Pool Balance	$733,082,871.48	$702,010,255.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$682,289,802.30	$653,416,792.06
Pool Factor	0.5178971	0.4959454

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$48,593,463.03
Targeted Overcollateralization Amount	$82,151,563.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,151,563.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$142,722.32
(Recoveries)		30	$60,141.59
Net Loss for Current Collection Period			$82,580.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1352%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1919%
Second Prior Collection Period			0.2675%
Prior Collection Period			0.4385%
Current Collection Period			0.1381%
Four Month Average (Current and Prior Three Collection Periods)			0.2590%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		940	$1,845,003.57
(Cumulative Recoveries)			$239,661.49
Cumulative Net Loss for All Collection Periods			$1,605,342.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1134%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,962.77
Average Net Loss for Receivables that have experienced a Realized Loss			$1,707.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	239	$7,296,439.47
61-90 Days Delinquent	0.15%	34	$1,041,350.35
91-120 Days Delinquent	0.01%	3	$81,679.13
Over 120 Days Delinquent	0.02%	5	$116,345.92
Total Delinquent Receivables	1.22%	281	$8,535,814.87

Repossession Inventory:
Repossessed in the Current Collection Period		18	$454,991.31
Total Repossessed Inventory		24	$702,401.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1373%
Prior Collection Period			0.1574%
Current Collection Period			0.1477%
Three Month Average			0.1475%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1765%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	19

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$3,137,747.61
2 Months Extended	145	$4,579,075.43
3+ Months Extended	17	$527,714.51

Total Receivables Extended	270	$8,244,537.55

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer